Combined and Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash		$ 280,279	$ 100,571	$ 6,985
Prepaid expenses		5,813	5,460	2,632
Income tax receivable		24	36	49
Value-added tax receivable		0	3,009	2,913
Total current assets		286,116	109,076	12,579
Operating lease right-of-use assets		4,063	0
Property and equipment, net		112	65	54
Deferred offering costs		0	246	1,195
Total assets		290,291	109,387	13,828
Current liabilities:
Accounts payable		8,011	1,190	206
Accrued expenses		10,095	10,938	6,225
Current portion of operating lease liabilities		1,102	0
Due to Roivant Sciences Ltd.		336	3,190	58
Total current liabilities		19,544	15,318
Operating lease liabilities, net of current portion		2,972	0
Total liabilities		22,516	15,318	6,489
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock	[1]	0	0	0
Common stock	[1]	8	5	4
Common stock subscribed	[1]		0	(3)
Additional paid-incapital	[1]	385,691	185,306	31,830
Accumulated other comprehensive (loss) income	[1]	10	(16)	346
Accumulated deficit	[1]	(117,934)	(91,226)	(24,838)
Total stockholders' equity	[1],[2]	267,775	94,069	7,339
Total liabilities and stockholders' equity		290,291	109,387	13,828
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock	[1]	$ 0	$ 0	$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.
[2]	Retroactively restated for reverse recapitalization as described in Note 1.